Accounting Policies, by Policy (Policies)	12 Months Ended
Feb. 02, 2013
Accounting Policies [Abstract]
Fiscal Period, Policy [Policy Text Block]

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to January 31st, typically resulting in a fifty-two week year, but occasionally giving rise to an additional week, resulting in a fifty-three week year. We refer to the 53-week year ended February 2, 2013 as “fiscal 2012”, and to the 52-week fiscal year ended January 28, 2012 as “fiscal 2011”, and to the 52-week fiscal year ended January 29, 2011 as “fiscal 2010”.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications have been made to prior year amounts to conform with current year presentation. The effect of these reclassifications is not material.
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying consolidated financial statements include the historical financial statements of and transactions applicable to the Company and reflect its assets, liabilities, results of operations and cash flows.

Consolidation, Policy [Policy Text Block]

of Consolidation

The consolidated financial statements include the accounts of dELiA*s, Inc. and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

of Risk

We collect payment for all merchandise, and perform credit card authorizations and check verifications for all customers prior to shipment or delivery. Our cash equivalents include amounts derived from credit card purchases from customers and are typically settled within two to four days. Due to the diversified nature of our client base, we do not believe that we are exposed to a concentration of credit risk.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

We follow the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement Disclosures” (“ASC 820”) as it relates to financial and nonfinancial assets and liabilities. We currently have no financial assets or liabilities that are measured at fair value.  Our non-financial assets, which include property and equipment, intangibles and goodwill are not required to be measured at fair value on a recurring basis.  However, if certain triggering events occur, or if an annual impairment test is required and we are required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at the fair value.  ASC 820 prioritizes inputs used in measuring fair value into a hierarchy of three levels: Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and Level 3—unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of our financial instruments, including cash and cash equivalents, receivables and payables approximated fair value due to the short maturity of these financial instruments.

Liability Reserve Estimate, Policy [Policy Text Block]

Self Insurance

The Company uses a combination of insurance and self-insurance for certain losses related to its employee medical plan. Costs for self-insurance claims filed, as well as claims incurred but not reported, are accrued based on management’s estimates, using information received from plan administrators, historical analysis and other relevant data. Management believes that it has adequately reserved for its self-insurance liability, which is capped through the use of stop loss contracts with insurance companies. However, any significant variation from historical trends in claims incurred but not paid could cause actual expense to differ from the accrued liability.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and credit card receivables. Credit card receivable balances included in cash and cash equivalents as of February 2, 2013 and January 28, 2012 were approximately $1.4 million and $1.6 million, respectively.

Inventory, Policy [Policy Text Block]

Inventories

Inventories, which consist of finished goods, including certain expenses capitalized, are stated at the lower of cost (first-in, first out method) or market value. Inventories may include items that have been written down to our best estimate of their net realizable value. Our decisions to write-down and establish valuation allowances against our merchandise inventories are based on our current rate of sale, the age of the inventory and other factors. Actual final sales prices to customers may be higher or lower than our estimated sales prices and could result in a fluctuation in gross profit in subsequent periods.

Advertising Costs, Policy [Policy Text Block]

Prepaid Catalog Costs

Catalog costs consist of catalog production and mailing costs. These costs are capitalized and expensed over the expected future revenue stream, which is customarily two to four months from the date the catalogs are mailed. Deferred catalog costs as of February 2, 2013 and January 28, 2012 were approximately $1.0 million and $1.1 million, respectively. Catalog costs expensed for fiscal 2012, fiscal 2011 and fiscal 2010 were approximately $12.2 million, $11.4 million, and $11.9 million, respectively, and are included within selling, general and administrative expenses in the accompanying consolidated statements of operations.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Amortization of leasehold improvements is computed on the straight-line method over the lesser of an asset’s estimated useful life or the life of the related store’s lease (generally 7-10 years). Depreciation on furniture, fixtures and equipment is computed on the straight-line method over the lives noted below. Maintenance and repairs are expensed as incurred.

Research, Development, and Computer Software, Policy [Policy Text Block]

Costs of Computer Software Developed or Obtained for Internal Use

As required by ASC 350-40, Internal-Use Software, the Company capitalizes costs related to internally developed software. Only costs incurred during the development stages, including design, coding, installation and testing are capitalized. These capitalized costs primarily represent internal labor costs for employees directly associated with the software development. Upgrades or modifications that result in additional functionality are capitalized.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Indefinite-Lived Intangible Assets

The Company follows the provisions of ASC 350-10, Intangibles-Goodwill and Other, which requires testing for impairment on an annual basis or between annual tests if an event occurs or circumstances change that would reduce the fair value of a reporting unit below its carrying amount. The Company performs its annual impairment test as of the end of its fiscal year unless indicators arise during the year.

Determining the fair value of our direct marketing reporting unit under the first step of the goodwill impairment test and determining the fair value of individual assets and liabilities of that reporting unit (including unrecognized intangible assets) under the second step of the goodwill impairment test is judgmental in nature and often involves the use of significant estimates and assumptions. Similarly, estimates and assumptions are used in determining the fair value of our indefinite-lived intangible assets, primarily trademarks. These estimates and assumptions could have a significant impact on whether or not an impairment charge is recognized and also the magnitude of any such charge.

We perform valuation analyses and consider other market information that is publicly available. Estimates of fair value are primarily determined using discounted cash flows, market comparisons as well as a cost approach. These approaches use significant estimates and assumptions including projected future cash flows (including timing), discount rates reflecting the risk inherent in future cash flows, revenue growth rates, projected long-term growth rates, royalty rates, determination of appropriate market comparables and the determination of whether a premium or discount should be applied to comparables.

Considerable management judgment is necessary to estimate the fair value of our direct marketing reporting unit and indefinite-lived intangible assets which may be impacted by future actions taken by us or our competitors and the economic environment in which we operate. These estimates affect the balance of goodwill as well as intangible assets on our consolidated balance sheets and operating expenses on our consolidated statements of operations.

As a result of our annual goodwill impairment analysis as of February 2, 2013, we recognized a goodwill impairment charge related to the direct marketing reporting unit of $4.5 million in fiscal 2012 primarily as a result of the current and projected future performance of the direct marketing business. See Note 5 for discussion on the fiscal 2012 and fiscal 2010 $7.6 million goodwill impairment charges with respect to our direct marketing segment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

          In accordance with ASC 360, Property, Plant, and Equipment, the Company’s management evaluates the value of leasehold improvements and store fixtures associated with retail stores, which have been open for a period of time sufficient to reach maturity. The Company evaluates long-lived assets for impairment at the individual store level, which is the lowest level at which individual cash flows can be identified. Impairment losses are recorded on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of the assets. When events such as these occur, the impaired assets are adjusted to their estimated fair value and an impairment loss is recorded separately as a component of operating income under impairment of long-lived assets.

We measure fair value by discounting estimated future cash flows using an appropriate discount rate. Considerable judgment by us is necessary to estimate the fair value of the assets and accordingly, actual results could vary significantly from such estimates. Our most significant estimates and judgments relating to the long-lived asset impairments include the timing and amount of projected future cash flows and the discount rate selected to measure the risks inherent in future cash flows.

We recorded impairment charges of approximately $0.2 million and $0.5 million for fiscal 2012 and fiscal 2011, respectively, related to under-performing stores (see Note 4). There were no impairment charges related to long-lived assets recorded for fiscal 2010.

Sales and Use Tax, Policy [Policy Text Block]	Sales and Use Tax In accordance with ASC 605-40, Revenue Recognition, the Company records sales tax charged on merchandise sales on a net basis (excluded from revenue).
Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Direct marketing revenues are recognized at the time of shipment to customers. These revenues are net of any promotional price discounts and an allowance for sales returns. The allowance for sales returns is estimated based upon our direct marketing return policy, historical experience and evaluation of current sales and returns trends. Direct marketing revenues also include shipping and handling billed to customers.

Retail store revenues are recognized at the point of sale, net of any promotional price discounts and an allowance for sales returns. The allowance for sales returns is estimated based upon our retail return policy, historical experience and evaluation of current sales and returns trends.

We recognize other revenues that consist primarily of advertising provided for third parties in our catalogs, on our e-commerce webpages, in our outbound packages, and in our retail stores pursuant to specific pricing arrangements with Alloy, Inc. Alloy, Inc. arranges these advertising services on our behalf pursuant to a media services agreement entered into in connection with the Spinoff which was amended and restated effective December 2010 (see Note 12 to our financial statements). We believe that the terms and conditions of this relationship are similar to those that we could obtain in the marketplace. We also recognize revenue from the sale of offline magazine subscriptions to our telephone direct marketing customers at the time of purchase. The revenue from third-party advertising and offline magazine subscription sales was approximately $0.2 million, $0.3 million, and $0.2 million for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company’s policy with respect to gift certificates and gift cards is to record revenue as they are redeemed for merchandise. Prior to their redemption, these gift certificates and gift cards are recorded as a liability. The liability remains on the Company’s books until the earlier of redemption (recognized as revenue) or when the Company determines the likelihood of redemption is remote (recognized as other operating income). The Company determines the probability of the gift card being redeemed to be remote based on historical redemption patterns. For those gift cards that the Company determines redemption to be remote, we reverse our liability and record breakage income. The Company recorded approximately $2.6 million, $1.2 million and $0.4 million of breakage income in fiscal 2012, fiscal 2011 and fiscal 2010, respectively, which is recorded in other operating income in the consolidated financial statements.

While the Company will continue to honor all gift certificates and gift cards presented for payment, management reviews unclaimed property laws to determine gift certificate and gift card balances required for escheatment to the appropriate government agency.

Cost of Sales, Policy [Policy Text Block]

Cost of Goods Sold

Cost of goods sold consists of the cost of merchandise sold to customers, inbound freight costs, shipping and handling costs, buying and merchandising costs, certain distribution costs and store occupancy costs.

Selling, General and Administrative Expenses, Policy [Policy Text Block]

Selling, General and Administrative Expenses

Selling, general and administrative expenses consist primarily of catalog production and mailing costs; certain fulfillment and distribution costs; store personnel wages and benefits; other store expenses, including supplies, maintenance and visual programs; administrative staff and infrastructure expenses; depreciation; amortization and facility expenses. Credit card fees, insurance and other miscellaneous operating costs are also included in selling, general and administrative expenses.

Start-up Activities, Cost Policy [Policy Text Block]	Store Pre-Opening Costs Store pre-opening costs consist primarily of rent, supplies and payroll expenses. These costs are expensed as incurred.
Compensation Related Costs, Policy [Policy Text Block]

Stock-Based compensation

The Company accounts for stock-based awards in accordance with ASC 718-10, Compensation-Stock Compensation, which requires the measurement and recognition of stock-based compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with performance conditions, an evaluation is made at the grant date and future periods as to the likelihood of the performance criteria being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the performance conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Interest Expense, Policy [Policy Text Block]

Interest Expense (Income), Net

Interest income and expense is presented net in the consolidated statements of operations. Interest income is derived from cash in bank accounts. Interest income for fiscal 2012, fiscal 2011, and fiscal 2010 was $-0-, $3,000, and $17,000, respectively. Interest expense primarily relates to the credit facilities with GE Capital and Wells Fargo (which was terminated in May 2011). Interest expense for fiscal 2012, fiscal 2011, and fiscal 2010 was $0.7 million, $0.6 million, and $0.4 million, respectively.

Earnings Per Share, Policy [Policy Text Block]

Net (loss) Income Per Share

          We have outstanding restricted stock grants that contain nonforfeitable rights to dividends (whether paid or unpaid) which qualify these shares as participating securities, requiring them to be included in the computation of earnings per share pursuant to the two-class method. Under the two-class method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. In periods of loss, the unvested restricted stock are not considered participating securities as they are not obligated to fund losses. Basic earnings per common share is calculated by dividing earnings allocated to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of unvested restricted stock not classified as participating securities and common shares issuable upon exercise of stock options or warrants. The difference between reported basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and warrants outstanding were exercised and all outstanding restricted shares have vested as determined by applying the "treasury stock" method. For all periods presented in which there were losses, fully diluted losses per share do not differ from basic earnings per share.

Lease, Policy [Policy Text Block]

Operating leases

The Company leases property for its stores and its corporate headquarters under operating leases. Operating lease agreements typically contain construction allowances, rent escalation clauses and/or contingent rent provisions.

For construction allowances, the Company records a deferred lease credit on the consolidated balance sheet and amortizes the deferred lease credit as a reduction of rent expense on the consolidated statement of operations over the terms of the leases. For scheduled rent escalation clauses during the lease terms, the Company records minimum rental expenses on a straight-line basis over the terms of the leases on the consolidated statement of operations. The term of the lease over which the Company amortizes construction allowances and minimum rental expenses on a straight-line basis begins on the date of initial possession, which is generally when the Company enters the space and begins to make improvements in preparation for its intended use, not necessarily the cash rent commencement date.

Certain store leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability in accrued expenses on the consolidated balance sheets and the corresponding rent expense when management determines that achieving the specified levels during the fiscal year is probable.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are calculated in accordance with ASC 740-10, Income Taxes, which require the use of the asset and liability method. Deferred tax assets and liabilities are recognized based on the difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using current enacted tax rates in effect in the years in which those temporary differences are expected to reverse. Inherent in the measurement of deferred balances are certain judgments and interpretations of enacted tax law and published guidance with respect to applicability to the Company’s operations. The effective tax rate utilized by the Company reflects management’s judgment of the expected tax liabilities within the various taxing jurisdictions.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

      The Company adopted amendments to ASC 740-10 which clarified the accounting for uncertainty in income taxes recognized in the financial statements. These amendments prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by the taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate audit settlement.

       The Company recognizes interest accrued for increases in the net liability for unrecognized income tax benefits in interest expense and any related penalties in income tax expense.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Adopted Standard

        In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 applies to all companies that have goodwill reported in their financial statements. The provisions of ASU 2011-08 were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this guidance in the first quarter of fiscal 2012 with no impact on its consolidated financial statements.

Recently Issued Standards

        In July 2012, the FASB issued guidance that will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. If entities determine, based on qualitative factors, the fair value of the asset is more likely than not less than the carrying value, the two-step impairment test would be required. This guidance is effective for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will adopt this guidance for the fiscal year beginning February 3, 2013 and does not expect the adoption will have a material impact on its consolidated financial statements.